Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade receivables.
Schedule of trade receivables

	At March 31,
	2024	2023	2022
	€M	€M	€M
Trade receivables	76.4	59.7	43.5
	76.4	59.7	43.5